Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and cash equivalents	$ 11,247	$ 4,385
Short term deposits	46,558	10
Trade receivables	500
Financial assets		2,000
Other current assets	977	1,907
Total current assets	59,282	8,302
Non-current assets
Right to use assets	790	206
Fixed assets, net	178	38
Long term deposits	3,071
Intangible assets	20,482	6,172
Total assets	83,803	14,718
Liabilities
Lease liability - short term	207	195
Accounts payable	1,198	1,245
Other payables	1,693	2,106
Total current liabilities	3,098	3,546
Non-current liabilities
Lease liability	688	28
Post-employment benefit liabilities	265	285
Total non - current liabilities	953	313
Equity
Share capital, no par value
Share premium	118,909	46,986
Receipts on account of warrants	29,984	9,874
Capital reserve for share-based payments	8,115	3,181
Capital reserve from transactions with related parties	761	761
Capital reserve from transactions with non- controlling interest	(859)	(859)
Accumulated loss	(77,521)	(49,522)
Equity attributable to owners of the Company	79,389	10,421
Non-controlling interests	363	438
Total equity	79,752	10,859
Total liabilities and equity	$ 83,803	$ 14,718